May 01, 2017
THE PRUDENTIAL SERIES FUND
Global Portfolio

Supplement dated June 26, 2017 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus for The Prudential Series Fund (the Trust) and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust Prospectus.

A.	Global Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus for the Global Portfolio is revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus relating to the Global Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Class I Shares
Management Fees	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	None
+Other Expenses	0.06%
=Total Annual Portfolio Operating Expenses	0.81%
-Fee Waiver and/or Expense Reimbursement	- 0.02%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.79%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, waivers and/or expense limitations during the most recently completed fiscal year.

(1) PGIM Investments LLC (PGIM Investments or the Manager) has contractually agreed to waive 0.022% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.002% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust's Board of Trustees.

II.	The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Prospectus relating to the Global Portfolio:

	1 Year	3 Years	5 Years	10 Years
Global Class I Shares	$83	$254	$441	$980